Basis of Presentation and Significant Accounting Policies (Q3) (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements of the Company were prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and in accordance with the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. Management believes the unaudited condensed consolidated financial statements for the interim periods presented contain all necessary adjustments, of a normal recurring nature, to state fairly, in all material respects, the Company’s financial position, results of operations and cash flows for the interim periods presented. These condensed consolidated financial statements were prepared on the same basis as and should be read in conjunction with the Company’s annual consolidated financial statements. These unaudited condensed consolidated financial statements should be read in conjunction with such audited consolidated financial statements and related notes thereto of AON LLC and its wholly-owned subsidiaries, included in the proxy statement/prospectus of Digital Transformation Opportunities Corp., dated July 18, 2023 (the “Proxy Statement/Prospectus”). Operating results for the three and nine months ended September 30, 2023 are not necessarily indicative of the results the Company expects for the entire year.
For the three and nine months ended September 30, 2023, these unaudited condensed consolidated financial statements reflect the consolidated results of operations, comprehensive income (loss), cash flows and changes in equity of AON LLC and its wholly-owned subsidiaries for the period of January 1, 2023 through September 20, 2023, the Closing Date of the Reverse Recapitalization, and the consolidated results of operations, comprehensive income (loss), cash flows and changes in stockholders’ equity of AON Inc. and its consolidated subsidiaries, including AON LLC, for the period of September 21, 2023 through September 30, 2023. The condensed consolidated balance sheet at September 30, 2023 presents the financial condition of AON Inc. and its consolidated subsidiaries, including AON
LLC, and reflects the initial recording of the assets and liabilities of AON Inc. at their historical cost (see Note 3). All intercompany balances and transactions of AON LLC prior to the Reverse Recapitalization have been eliminated. All intercompany balances and transactions of AON Inc. after the Reverse Recapitalization have been eliminated.
For the three and nine months ended September 30, 2022, these unaudited condensed consolidated financial statements present the consolidated results of operations, comprehensive income (loss), cash flows and changes in equity of AON LLC. The condensed consolidated balance sheet as of December 31, 2022 presents the financial condition of AON LLC and its wholly-owned subsidiaries. All intercompany balances and transactions of AON LLC have been eliminated.
In accordance with Accounting Standards Codification (“ASC”) Topic 805, Business Combinations, the historical equity of AON LLC has been recasted in all periods up to the Closing Date, to reflect the number of shares of New AON’s Class A Common Stock and Class B Common Stock issued to Legacy AON Shareholders in connection with the Reverse Recapitalization. The Company recasted the units outstanding related to the historical AON LLC Class A, Class A-1, and Class B units prior to the Reverse Recapitalization (“Historical AON LLC Equity”) as common equity of New AON, equal to the Per Company Class Unit Exchange Ratio, pursuant to the Business Combination Agreement.
The Per Company Unit Exchange Ratio at which AON LLC Class A units and Class A-1 units were reclassified is equal to 2,524 AON Common Units. The Per Company Unit Exchange Ratio at which AON LLC Class B units were reclassified varied depending on participation threshold, and is equal to 2,524, 2,453, or 1,976, AON Common Units. The Per Company Unit Exchange Ratio at which Class C units were reclassified is equal to 2,705 AON LLC Series A Preferred Units.
The condensed consolidated financial statements and related notes thereto give effect to the conversion for all periods presented, without any change to par value or per unit amounts. The condensed consolidated financial statements do not necessarily represent the capital structure of New AON had the Reverse Recapitalization occurred in prior periods. The Company has not made retroactive adjustments related to the historical book values of Historical AON LLC Equity as the adjustments were considered immaterial.
For both the three and nine months ended September 30, 2023, $1.7 million of the consolidated net loss of AON LLC were attributable to the Class A Common Stockholders, and reflects the Class A Common Stockholders’ absorption of 19.0% of the consolidated net loss of AON LLC for the period of September 21, 2023 through September 30, 2023. For both the three and nine months ended September 30, 2023, $11.9 million of the consolidated net losses of AON LLC were attributable to the noncontrolling interest, and reflects the Legacy AON Shareholders’ absorption of 81.0% of the consolidated net losses of AON LLC for the period of September 21, 2023 through September 30, 2023. For the three and nine months ended September 30, 2023, $15.5 million and $27.0 million of the consolidated net losses of AON LLC were attributable to the Legacy AON Shareholders, respectively, to reflect their absorption of 100% of the consolidated net losses of AON LLC pertaining to the days prior to the Reverse Recapitalization. For the three and nine months ended September 30, 2022, net income of $5.6 million and $1.2 million were attributable to the Legacy AON Shareholders, respectively, to reflect their absorption of 100% of AON LLC’s net income pertaining to the periods prior to the Reverse Recapitalization.

Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The consolidated financial statements include the accounts of the Company, its wholly owned subsidiary American Oncology Network, LLC, American Oncology Management Company, LLC (“AOMC”), and its consolidated variable interest entities (“VIEs”), American Oncology Partners, P.A. (“AON Partners”), American Oncology Partners of Maryland, P.A. (“Partners of Maryland”) and AON Central Services, LLC (“Central Services”). AON Central Services, LLC was established during 2022; however, as of December 31, 2022, it had no activity.
For the year ended December 31, 2020, 2021, and 2022, these consolidated financial statements present the consolidated results of operations, comprehensive income (loss), cash flows and changes in equity of AON LLC and its wholly-owned subsidiaries and variable interest entities. The consolidated balance sheet as of December 31, 2022 and December 31, 2021, presents the financial condition of AON LLC and its wholly-owned subsidiaries and variable interest entities. All significant intercompany accounts, related-party balances and transactions between the entities have been eliminated in consolidation.
The Company accounts for American Oncology Network, LLC, AON Partners, and Partners of Maryland in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810, Consolidations. The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a VIE. A VIE is broadly defined as an entity that has any of the following three characteristics: (i) the equity investment at risk is insufficient to finance the entity’s activities without additional subordinated financial support; (ii) substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights; or (iii) the equity investors as a group lack any of the following, the power through voting or similar rights to direct the activities of the entity that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses of the entity, or the right to receive the expected residual returns of the entity. The Company consolidates a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively, if any.
AON LLC has contractual relationships with AON Partners and Partners of Maryland and the physician owners through management service agreements (“MSAs”) and other contractual agreements to provide all practice management services outside of medical services provided by the physicians. In addition, despite not being required by the contractual relationships, AON LLC regularly provides funding to support AON Partners and Partners of Maryland’s operations and acquisitions of physician practices. The Company has concluded that AON Partners and Partners of Maryland are both VIEs in which AON LLC has the characteristics of a controlling financial interest and is deemed to be the primary beneficiary. The variable interest subjects the Company to all potential losses in the entities and, therefore, requires AON LLC, and in turn the Company, to consolidate the results of AON Partners and Partners of Maryland in its consolidated financial statements. As noted above, Central Services is also a VIE; however, there was no activity during 2022. Refer to Note 4 for further information on the VIEs.

Principles of Consolidation
Principles of Consolidation
For the period of September 21, 2023 through September 30, 2023, the condensed consolidated financial statements include the accounts of the Company, AON, Inc., American Oncology Network, LLC (“AON LLC”) and its wholly owned subsidiary American Oncology Management Company, LLC (“AOMC”), and its consolidated variable interest entities (“VIEs”) American Oncology Partners, P.A. (“AON Partners”), American Oncology Partners of Maryland, P.A. (“Partners of Maryland”), AON Central Services, LLC (“AON Central Services”), and Meaningful Insights Biotech Analytics, LLC (“MIBA”). All intercompany accounts and transactions between the entities have been eliminated in consolidation.
Refer to Note 1 for the accounting treatment of the Business Combination.
For the periods prior to the Reverse Recapitalization, the consolidated financial statements of the Company comprise the accounts of AON LLC and its wholly-owned subsidiaries. All intercompany accounts and transactions among AON LLC and its consolidated subsidiaries were eliminated.
The Company accounts for American Oncology Network, LLC, AON Partners, Partners of Maryland, AON Central Services, and MIBA in accordance with Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) 810, Consolidations. The Company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a VIE. A VIE is broadly defined as an entity that has any of the following three characteristics: (i) the equity investment at risk is insufficient to finance the entity’s activities without additional subordinated financial support; (ii) substantially all of the entity’s activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights; or (iii) the equity investors as a group lack any of the following, the power through voting or similar rights to direct the activities of the entity that most significantly impact the entity’s economic performance, the obligation to absorb the expected losses of the entity, or the right to receive the expected residual returns of the entity. The Company consolidates a VIE if it has both the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and an obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change. Changes in consolidation status are applied prospectively, if any.
AON LLC has contractual relationships with AON Partners, Partners of Maryland and AON Central Services and the physician owners through management service agreements (“MSAs”) and other contractual agreements to provide all practice management services outside of medical services provided by the physicians. In addition, despite not being required by the contractual relationships, AON LLC regularly provides funding to support AON Partners and Partners of Maryland’s operations and acquisitions of physician practices. AON Central Services was formed July 15, 2022 and, effective January 1, 2023, entered into an agreement with AOMC to provide qualified non-clinical and non-medical employees to AOMC to support the operation of the physician practices. MIBA was established during the first quarter of 2023 for the purpose of developing intellectual property to synergize the collection, de-identification, and dissemination of the Company’s patient data for sale to external parties for research, development, and clinical decisions. In May 2023, the Company contributed $0.2 million for a 56% interest in the equity of MIBA. As of September 30, 2023, MIBA had no significant operating activity. The Company concluded that AON LLC had a controlling financial interest in MIBA and has consolidated the entity at September 30, 2023 and recorded the noncontrolling interest in equity.
The Company has concluded that AON Partners, Partners of Maryland, AON Central Services, and MIBA are all VIEs in which AON LLC has the characteristics of a controlling financial interest and is deemed to be the primary beneficiary. The variable interest subjects AON LLC to all potential losses in the entities and, therefore, requires AON LLC, and in turn AON Inc., to consolidate the results of AON Partners, Partners of Maryland, AON Central Services, and MIBA in its condensed consolidated financial statements.
Refer to Note 4 for further information on the VIEs. Refer to Note 1 for the accounting treatment of the Reverse Recapitalization.

Accounting Estimates and Assumptions
Accounting Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Accounting Estimates and Assumptions
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Significant estimates and assumptions are involved in the calculation of the Company’s allowance for contractual adjustments and allowances for uncollectible on accounts receivable, liabilities for provider compensation, and accrued insurance claim reserves. Actual results could differ from those estimates.

Segments
Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (the “CODM”). The Company’s CODM is its chief executive officer who reviews financial information together with certain operating metrics principally to make decisions about how to allocate resources and to measure the Company’s performance. The Company has one operating segment and one reportable segment that are structured around the organizational management of oncology practice operations. All revenue and assets are in the United States.

Segments
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision-maker (the “CODM”). The Company’s CODM is its chief executive officer who reviews financial information together with certain operating metrics principally to make decisions about how to allocate resources and to measure the Company’s performance. The Company has one operating segment and one reportable segment that are structured around the organizational management of oncology practice operations. All revenue and assets are in the United States.

Revenue Recognition
Revenue Recognition
Revenue is recognized under Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (“Topic 606”). The Company determines the transaction price based upon standard charges for goods and services with anticipated consideration due from patients, third-party payors (including health insurers and government agencies) and others. The Company’s revenue is primarily derived from patient service revenues, which encompass oncology services provided during patient visits and shipments of pharmacy prescriptions. Performance obligations for the Company’s services provided to patients and most procedures, are satisfied over the time of visit which is the same day services are performed. Performance obligations relating to pharmacy revenue are considered fully satisfied at a point in time upon the customer receiving delivery of the prescription. Accordingly, the Company does not anticipate a significant amount of revenue from performance obligations satisfied (or partially satisfied) in previous periods, and any such revenue recognized during the three and nine month periods ended September 30, 2023 and 2022 was immaterial. Additionally, the Company does not expect to recognize material revenue in the future related to performance obligations that are unsatisfied (or partially satisfied) as of September 30, 2023 and December 31, 2022. Approximately $238.9 million and $213.8 million and $678.1 million and $606.0 million of the Company’s revenues are generated from services performed during patient visits with the remainder primarily generated from shipments of pharmacy prescriptions for the three and nine month periods ended September 30, 2023 and 2022, respectively.
As services are performed and prescriptions are shipped, timely billing occurs for services rendered and prescriptions shipped less discounts provided to uninsured patients and contractual adjustments to third-party payors based upon prospectively determined rates and discounted charges. Payment is requested at the time of service for self-paying patients and for patients covered by third-party payors that are responsible for paying deductibles and coinsurance.
The Company monitors revenue and receivables to prepare estimated contractual allowances for the anticipated differences between billed and reimbursed amounts. Payments from third-party payors and Government programs including Medicare and Medicaid may be subject to audit and other retrospective adjustments. Such amounts are considered on an estimated basis when net patient revenue is recorded and are adjusted as final adjustments are determined. For the three and nine month periods ended September 30, 2023 and 2022, such resulting historic adjustments have been immaterial to the condensed consolidated financial statements.
In assessing who is the principal in providing patient services and pharmacy prescriptions, the Company considered who controls the provision of services and prescriptions. The Company has determined they are acting as a principal in these relationships.
In April 2022, the Company entered into a long-term arrangement to sponsor and manage a clinical trial. The Company subsequently contracted with a third-party to provide the clinical research services and is the principal in this arrangement. The performance of clinical research services are considered a single performance obligation because the Company provides a highly-integrated service. Revenue is recognized for the single performance obligation over time due to the Company’s right to payment for work performed to date. The contract provides for invoices based on predetermined milestones.
The Company uses the cost-to-cost measure of progress for the Company’s contract because it best depicts the transfer of control to the customer as the performance obligation is fulfilled. For this method, the Company compares the contract costs incurred to date to the estimated total contract costs through completion. As part of the client proposal and contract negotiation process, the Company develops a detailed project budget for the direct costs and reimbursable costs based on the scope of the work, the complexity of the study, the geographical location involved and the Company’s historical experience. The estimated total contract costs at the project level are reviewed and revised periodically throughout the life of the contract, with adjustments to revenue resulting from such revisions being recorded on a cumulative basis in the period in which the revisions are identified. Contract costs consist primarily of direct labor and other reimbursable project-related costs such as travel, third-party vendor costs and investigator fees. The Company establishes pricing based on the Company’s internal pricing guidelines, discount agreements, if any, and negotiations with the client. The transaction price is the contractually defined amount. Revenue related to the clinical trial, which is included within other revenue, was $2.2 million and $1.0 million and $3.7 million and $3.1 million for the three and nine months ended September 30, 2023 and 2022, respectively.
The Company has a system and estimation process for recording Medicare net patient service revenue and estimated recoupments as it relates to value-based care (“VBC”) revenue included in patient service revenue in the condensed consolidated statements of operations and comprehensive loss. The Company’s VBC revenue is primarily generated through its participation in the CMS Oncology Care Model (“OCM”) which is an episode-based payment model to promote high-quality cancer care. Participants enter six-month episode periods, and the Company bills a monthly fee during the six-month period based on a fixed rate per participant per month and the total number of participants. Certain quality and compliance metrics are tracked as part of the program and submitted to CMS at the end of the episode period which may result in recoupment of funds. The Company estimates the recoupment amount by developing a recoupment percentage for each period based on historical known recoupment from CMS and applies the recoupment percentage against total fees for the period. Based on the estimate, the Company accrues a liability representing the expected final recoupments based on historical settlement trends.

Revenue Recognition
Revenue is recognized under Accounting Standards Update (“ASU”) 2014-09 Revenue from Contracts with Customers (“Topic 606”). The Company determines the transaction price based upon standard charges for goods and services with anticipated consideration due from patients, third-party payors (including health insurers and government agencies) and others. The Company’s revenue is primarily derived from patient service revenues, which encompass oncology services provided during patient visits and shipments of pharmacy prescriptions. Performance obligations for the Company’s services provided to patients and most procedures, are satisfied over the time of visit which is the same day services are performed. Performance obligations relating to pharmacy revenue are considered fully satisfied at a point in time upon the customer receiving delivery of the prescription. Accordingly, the Company does not anticipate a significant amount of revenue from performance obligations satisfied (or partially satisfied) in previous periods, and any such revenue recognized during the years ended December 31, 2022, 2021, and 2020 was immaterial.
Additionally, the Company does not expect to recognize material revenue in the future related to performance obligations that are unsatisfied (or partially satisfied) as of December 31, 2022 and 2021. Approximately $818.5 million, $683.0 million, and $542.0 million  of the Company’s revenues are generated from services performed during patient visits with the remainder primarily generated from shipments of pharmacy prescriptions for the years ended December 31, 2022, 2021, and 2020, respectively.
As services are performed and prescriptions are shipped, billing occurs for services rendered and prescriptions shipped less discounts provided to uninsured patients and contractual adjustments to third-party payors based upon prospectively determined rates and discounted charges. Payment is requested at the time of service for self-paying patients and for patients covered by third-party payors that are responsible for paying deductibles and coinsurance.
The Company monitors revenue and receivables to prepare estimated contractual allowances for the anticipated differences between billed and reimbursed amounts. Payments from third-party payors and Government programs including Medicare and Medicaid may be subject to audit and other retrospective adjustments. Such amounts are considered on an estimated basis when net patient revenue is recorded and are adjusted as final adjustments are determined. For the years ended December 31, 2022, 2021, and 2020, such resulting historic adjustments have been immaterial to the consolidated financial statements.
In assessing who is the principal in providing patient services and pharmacy prescriptions, the Company considered who controls the provision of services and prescriptions. The Company has determined they are acting as a principal in these relationships.
In April 2022, the Company entered into a long-term arrangement to sponsor and manage a clinical trial. The Company subsequently contracted with a third-party to provide the clinical research services and is the principal in this arrangement. The performance of clinical research services are considered a single performance obligation because the Company provides a highly-integrated service. Revenue is recognized for the single performance obligation over time due to the Company’s right to payment for work performed to date. The contract provides for invoices based on predetermined milestones.
The Company uses the cost-to-cost measure of progress for the Company’s contract because it best depicts the transfer of control to the customer as the performance obligation is fulfilled. For this method, the Company compares the contract costs incurred to date to the estimated total contract costs through completion. As part of the client proposal and contract negotiation process, the Company develops a detailed project budget for the direct costs and reimbursable costs based on the scope of the work, the complexity of the study, the geographical location involved and the Company’s historical experience. The estimated total contract costs at the project level are reviewed and revised periodically throughout the life of the contract, with adjustments to revenue resulting from such revisions being recorded on a cumulative basis in the period in which the revisions are identified. Contract costs consist primarily of direct labor and other reimbursable project-related costs such as travel, third-party vendor costs and investigator fees. The Company establishes pricing based on the Company’s internal pricing guidelines, discount agreements, if any, and negotiations with the client. The transaction price is the contractually defined amount. For the year ended December 31, 2022, the Company recognized revenue of $4.3 million related to the clinical trial which is included within other revenue.
In March 2020, the World Health Organization determined the resulting outbreak of COVID-19, the disease caused by this novel coronavirus, to be a pandemic. The pandemic is disrupting supply chains worldwide as national and local governments implement measures intended to slow the spread of COVID-19, with production and sales across a range of industries impacted in different ways.
On March 27, 2020, the United States enacted the Coronavirus Aid, Relief and Economic Security Act, or CARES Act. The CARES Act is an emergency economic stimulus package that includes spending and tax breaks to strengthen the United States economy and fund a nationwide effort to curtail the effect of COVID-19. The CARES Act provides sweeping tax changes in response to the COVID-19 pandemic, some of the more significant provisions include removal of certain limitations on utilization of net operating losses, increasing the loss carryback period for certain losses to five years, increasing the ability to deduct interest expense, and deferring social security payments, as well as amending certain provisions of the previously enacted Tax Cuts and Jobs Act.
In April 2020, the Company received approximately $24.0 million of cash from government stimulus programs designed to assist small businesses during the pandemic. Of this amount, $17.2 million in advances included on the Consolidated Balance Sheet as of December 31, 2020, were received under the Centers for Medicare & Medicaid Services (CMS) accelerated and advance payment program which is for services to be rendered and reimbursed under Medicare programs. In October 2020, as determined by the Continuing Appropriations Act, 2021 and Other Extensions Act, the recoupment period would begin one year after the date the advance payment was received, therefore recoupment began in April 2021. At December 31, 2022 and 2021, the outstanding liability was $0 and $3.7 million, respectively. Revenue recognized in the reporting period that was included in the Medicare advance payment balance at January 1, 2022 and January 1, 2021 was $3.7 million and $13.5 million, respectively. The remaining $6.8 million of the $24.0 million received was in the form of a grant from the Department of Health and Human Services and does not require repayment. As an accounting policy election, the Company utilized ASC 958 by analogy to recognize funds received under the CARES Act from the Provider Relief Fund as revenue, given no direct authoritative guidance is available to for-profit organizations to recognize revenue for government contributions and grants.
The Company has a system and estimation process for recording Medicare net patient service revenue and estimated recoupments as it relates to value-based care (“VBC”) revenue included in patient service revenue on the Consolidated Statements of Operations and Comprehensive Income (Loss). The Company’s VBC revenue is primarily generated through its participation in the CMS Oncology Care Model (“OCM”) which is an episode-based payment model to promote high-quality cancer care. Participants enter six-month episode periods, and the Company bills a monthly fee during the six-month period based on a fixed rate per participant per month and the total number of participants. Certain quality and compliance metrics are tracked as part of the program and submitted to CMS at the end of the episode period which may result in recoupment of funds. The Company estimates the recoupment amount by developing a recoupment percentage for each period based on historical known recoupment from CMS and applies the recoupment percentage against total fees for the period. Based on the estimate, the Company accrues a liability representing the expected final recoupments based on historical settlement trends.

Short-term Marketable Securities
Short-term Marketable Securities
Investments in marketable securities consist of corporate bonds and U.S. Treasury securities.
Management determines the appropriate classification of investments at the time of purchase and reevaluates such determination at each balance sheet date. Marketable securities are classified as available-for-sale and are carried at fair value in the consolidated balance sheets. The marketable securities are classified as short-term based on management’s intent to convert such securities within one year and the ability to convert them within two to three days.
Certain of our available-for-sale securities are debt securities. For an available-for-sale debt security with an amortized cost that exceeds its fair value, the Company first determines if it intends to sell or will more-likely-than-not be required to sell the security before the expected recovery of its amortized cost. If it intends to sell or will more-likely-than-not be required to sell the security, then the Company recognizes the impairment as a credit loss in the condensed consolidated statements of operations and comprehensive loss by writing down the security’s amortized cost to its fair value. If it does not intend to sell or it is not more-likely-than-not that it will be required to sell the security before the expected recovery of its amortized cost, the Company recognizes the portion of the impairment that is due to a credit loss, if any, in the condensed consolidated statements of operations and comprehensive loss through an allowance. The portion of the impairment that is due to factors other than a credit loss is recognized in other comprehensive income (loss) in the condensed consolidated statements of operations and comprehensive loss as an unrealized loss.

Short-term Marketable Securities
Investments in marketable securities consist of corporate bonds and U.S. Treasury securities. Management determines the appropriate classification of investments at the time of purchase and reevaluates such determination at each balance sheet date. Marketable securities are classified as available-for-sale and are carried at fair value in the Consolidated Balance Sheets. The marketable securities are classified as short- term based on management’s intent to convert such securities within one year and the ability to convert them within two to three days.
The Company evaluates its investments to assess whether those with unrealized loss positions were other than temporarily impaired. Impairments were considered to be other than temporary if they were related to deterioration in credit risk or if it is likely the Company will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value judged to be other than temporary were determined based on the specific identification method and reported in Interest income in the Consolidated Statements of Operations and Comprehensive Income (Loss).

Equity Investment in Affiliate
Equity Investment in Affiliate
In January 2023, the Company contributed noncash consideration, with a fair value of approximately $2.3 million, in return for a 49% equity interest in OCP Management Arizona, LLP. Investments in entities over which the Company has the ability to exercise significant influence but does not control the entity are accounted for using the equity method. Equity method investments are included with other assets in the condensed consolidated balance sheets. The carrying amount of the investment is adjusted to reflect the Company’s proportionate share of the net earnings or losses and reduced by any dividends received. The Company’s share of income or loss related to this investment is reported as an equity in loss of affiliate in the condensed consolidated statements of operations and comprehensive loss.

Noncontrolling Interests
Noncontrolling Interests
The Company consolidates the results of entities in which it has a controlling financial interest. Refer to Note 14 for additional considerations and presentation for noncontrolling interest.

Mezzanine Equity
Mezzanine Equity
New AON Series A Preferred Stock is redeemable for cash or the value of the property, rights or securities to be paid or distributed in the event of a Deemed Liquidation Event (which is outside of the Company’s control). As a result, Management has determined that the New AON Series A Preferred Stock should be classified as mezzanine equity. As of September 30, 2023, the Preferred Stock are recorded at their initial carrying value, net of offering costs of $0.8 million. The Series A Preferred Stock are not being accreted to redemption value, as the redemption is not probable. The Series A Preferred Stock are classified outside of members’ equity on the consolidated balance sheets. Refer to Note 14 for mezzanine equity presentation considerations for redeemable noncontrolling interest.

Business Combinations
Business Combinations
The Company evaluates acquired practices in accordance with ASU 2017-01, Business Combinations (Topic 805)-Clarifying the Definition of a Business. This standard clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. Because substantially all of the value of each acquired practice did not relate to a similar group of assets and as each acquired practice contained both inputs and processes necessary to provide economic benefits to the Company, it was determined that each acquisition represents a business combination. Therefore, the transactions have been accounted for using the acquisition method of accounting, which requires, with limited exceptions, that assets acquired, and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Any excess of the consideration transferred over the estimated fair values of the net assets acquired is recorded as goodwill. Transaction costs related to business combinations are expensed in the period in which they are incurred
Business Combinations
The Company evaluates acquired practices in accordance with ASU 2017-01, Business Combinations (Topic 805) — Clarifying the Definition of a Business. This standard clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. Because substantially all of the value of each acquired practice did not relate to a similar group of assets and as each acquired practice contained both inputs and processes necessary to provide economic benefits to the Company, it was determined that each acquisition represents a business combination. Therefore, the transactions have been accounted for using the acquisition method of accounting, which requires, with limited exceptions, that assets acquired, and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Any excess of the consideration transferred over the estimated fair values of the net assets acquired is recorded as goodwill. Transaction costs related to business combinations are expensed in the period in which they are incurred.

Offering Costs
Offering Costs
The Company defers specific incremental costs directly attributable to proposed offerings of securities. These costs consist of legal, accounting, and other similar expenses incurred through the balance sheet date that are directly related to a potential offering. If the offering is completed, these costs will be charged against the gross proceeds of the offering. These offering costs will be allocated to the separable financial instruments issued in the transaction on a relative fair value basis of the securities issued, compared to total proceeds received. Offering costs associated with any instruments classified as liabilities will be expensed as incurred, presented as non-operating expenses in the condensed consolidated statement of operations and comprehensive loss.
During the nine months ended September 30, 2023, the Company incurred additional deferred offering costs of approximately $0.8 million which were recorded as an offset to the net proceeds of the AON LLC Class C Units (discussed below) in mezzanine equity on the condensed consolidated balance sheet at September 30, 2023. At December 31, 2022, the Company had incurred approximately $0.3 million of offering costs, which are included in other assets in the accompanying condensed consolidated balance sheets.
As discussed in Note 1, on June 7, 2023, AON LLC issued Redeemable Convertible Preferred Class C Units (“Class C Units” or “AON LLC Class C Units”) for net proceeds of approximately $64.5 million ($65.0 million in gross proceeds, net of $0.5 million in offering costs). The Company determined that an additional $0.3 million of costs incurred through June 7, 2023 related to the process of raising the proceeds generated by the issuance of the Class C Units. Accordingly, these deferred offering costs have been reclassified from other assets to mezzanine equity, for a total of $0.8 million in Class C Unit offering costs. The Class C Units were subsequently converted to AON LLC Series A Preferred Units upon the Closing of the Business Combination, which were subsequently exchanged for Series A Preferred Stock.

Professional Liability
Professional Liability
The Company maintains insurance policies for exposure to professional malpractice insurance risk. The limits of malpractice insurance provide each physician/advanced practice provider with a dedicated $1.0 million limit per claim and a $3.0 million limit in the aggregate per policy period – on a first dollar basis, as no deductible applies. The policy further then extends coverage to the Company, by providing a $2.0 million limit per claim and a $4.0 million limit in the aggregate per policy period - on a first dollar basis, additionally, as no deductible applies. Reserves are established for estimates of the loss that will ultimately be incurred on claims that have been reported but not paid and claims that have been incurred but not reported. These reserves are established based on consultation with a third-party actuary. The actuarial valuations consider a number of factors, including historical claims payment patterns, changes in case reserves and the assumed rate of increase in healthcare costs. Management believes the use of actuarial methods to account for these reserves provides a consistent and effective way to measure these subjective accruals. However, due to the sensitive nature of this estimation technique, recorded reserves could differ from ultimate costs related to these claims due to changes in claims reporting, claims payment and settlement practices and differences in assumed future cost increases. Accrued unpaid claims and expenses that are expected to be paid within the next twelve months are classified as current liabilities and included in accrued other. All other accrued unpaid claims and expenses are classified as long-term liabilities and included in other long-term liabilities. Insurance recoveries associated with the unpaid claims are classified as long-term assets included in other assets.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.
Accounting guidance establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:
Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market.
Level 2
Inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability.

Level 3
Inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability. This includes certain pricing models, discounted cash flow methodologies and similar techniques that use significant unobservable inputs.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities being measured within the fair value hierarchy.
Our financial instruments include cash, short-term marketable securities, accounts receivable, notes receivable, accounts payable, accrued expenses, long-term debt and contractual agreements that resulted in derivative liabilities. Our nonfinancial assets such as property and equipment are not measured at fair value on a recurring basis; however, they are subject to fair value adjustments in certain circumstances, such as when there is evidence that impairment may exist.
The carrying amounts of cash, accounts receivable, accounts payable, notes receivable, and accrued expenses approximate their fair value because of the short-term maturity and highly liquid nature of these instruments. We determine the fair value of long-term debt and marketable securities based on various factors including maturity schedules and current market rates.
See Note 6 for a discussion of the Company’s Level 1 and Level 2 Marketable Securities as of September 30, 2023. See below for a discussion of the Company’s Level 1 and Level 3 warrant liabilities as of September 30, 2023. As of December 31, 2022, there were no Level 3 financial instruments. There were no transfers between any levels of the hierarchy during any periods presented.

Fair Value of Financial Instruments
Fair value is the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date. The carrying values of cash and cash equivalents, receivables, accounts payable, other current liabilities, and accrued interest approximate fair value due to their short-term nature.
Accounting guidance establishes a three-level hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability on the measurement date. The three levels are defined as follows:
Level 1	Inputs to the valuation methodology are quoted prices (unadjusted) for an identical asset or liability in an active market.
Level 2
Inputs to the valuation methodology include quoted prices for a similar asset or liability in an active market or model-derived valuations in which all significant inputs are observable for substantially the full term of the asset or liability.

Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement of the asset or liability.
Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the placement of assets and liabilities being measured within the fair value hierarchy. As of December 31, 2022 and 2021, there were no Level 3 financial instruments.

Warrant Liabilities
Warrant Liabilities
The Company evaluated the Public Warrants and Private Placement Warrants and the Class B Prefunded Warrants, collectively referred to herein as “Warrants”, in accordance with ASC 815-40, “Derivatives and Hedging —- Contracts in Entity’s Own Equity”, and concluded that a provision in the warrant agreements related to potential net cash settlement of the warrants upon an exchange or tender offer that may not result in a change in control of the entity precludes the warrants from being accounted for as components of equity. As the Warrants meet the definition of a derivative as contemplated in ASC 815, the Warrants are recorded as long term liabilities on the condensed consolidated balance sheets and measured at fair value at inception and at each reporting date in accordance with ASC 820, “Fair Value Measurement”, with changes in fair value recognized in other income (expense), net on the condensed consolidated statements of operations and comprehensive loss in the period of change.
As of September 30, 2023, the Public Warrants were trading separately from the Class A Common Stock and the quoted market price was used to establish fair value. As such, the Public Warrants fair value was determined using a Level 1 input. The fair value of the Public Warrants is $1.4 million and recorded in other long-term liabilities on the condensed consolidated balance sheets.
Management has utilized the public warrant price to value the private warrants and believes the public and private warrants have materially consistent fair values given the existence of the make-whole redemption feature. As of September 30, 2023, a valuation of the private warrants was performed which confirmed the private warrant value was materially consistent with the public warrants. The details of this valuation are included in the paragraph below.
The fair value of the Private Placement warrants was determined using Level 3 inputs. As of September 30, 2023, the fair value of the Private Placement Warrants was estimated to be $1.0 million and recorded in other long-term liabilities on the condensed consolidated balance sheets. The fair value was estimated at September 30, 2023, using the Black-Scholes Option Pricing model using the following assumptions:

Expected annual dividend yield	0.0%
Expected volatility	0.75%
Risk-free rate of return	4.60%
Expected Option Term	5.0
The AON Class B Prefunded Warrants are exercisable into one share of New AON Class B Common Stock. A share of New AON Class B Common Stock, together with an AON LLC Common Unit, may be exchanged for one share of New AON Class A Common Stock. Considering New AON Class B Common Stock has no economic rights and limited liquidity or value if the holder does not also possess an AON LLC Common Unit, and because the AON Class B Prefunded Warrants are exercisable into New AON Class B Common Stock, the Company has estimated fair value of the Class B Prefunded Warrants to be immaterial.

Earnings Per Share
Earnings Per Share
The Company recast Historical AON LLC Equity as AON Inc. common equity for all periods prior to the Reverse Recapitalization, refer to Note 2. However, as 100% of the net losses of AON LLC prior to the Reverse Recapitalization were absorbed by the Legacy AON Shareholders, basic and diluted earnings (loss) per share is zero for the three and nine months ended September 30, 2022 and basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2023 represents only the period from September 21, 2023 to September 30, 2023, the period where the Company had earnings (loss) attributable to Class A Common Stockholders. Class B Common Stock does not have economic rights in AON Inc., including rights to dividends or distributions upon liquidation, and as a result, is not considered a participating security for basic and diluted earnings (loss) per share. As such, basic and diluted earnings (loss) per share of Class B Common Stock has not been presented.
As discussed in Note 1, the Company has issued and outstanding Sponsor Earnouts, which are subject to forfeiture if the achievement of certain stock price thresholds are not met. In accordance with ASC Topic 260, “Earnings Per Share,” the Sponsor Earnouts are excluded from weighted-average shares outstanding to calculate basic earnings (loss) per share as they are considered contingently issuable shares due to their potential forfeiture. Sponsor Earnouts will be included in weighted-average shares outstanding to calculate basic earnings (loss) per share as of the date of their stock price thresholds are met and they are no longer subject to forfeiture.
Basic and diluted earnings (loss) per share is computed by use of the two-class method as a result of outstanding Series A Preferred Stock, which accrue dividends at the annual rate of 8% of the original price per share, participate with common stock on all other dividends, and accordingly have participation rights in undistributed earnings as if all such earnings had been distributed during the period (see Note 12). Under such method income available to common shareholders is computed by deducting both dividends declared or, if not declared, accumulated on Series A Preferred Stock from net income. Loss attributable to common shareholders is computed by increasing net loss by such dividends. Since the participating Series A Preferred Stock has no contractual obligation to share in the losses of the Company, there is no loss allocation between Class A Common Stock and Series A Preferred Stock.
Basic earnings (loss) per share is based on the weighted-average number of shares of Class A Common Stock outstanding during the period. Diluted earnings (loss) per share is based on the weighted-average number of shares of Class A Common Stock used for the basic earnings (loss) per share calculation, adjusted for the dilutive effect of the Public and Private Warrants and Sponsor Earnout, if any, using the “treasury stock” method and the convertible Series A Preferred Stock and, exchangeable Class B Common Stock and Class B Prefunded Warrants, if any, using the “if-converted” method. Net earnings (loss) for diluted loss per share is adjusted for the Company’s share of AON LLC’s consolidated net earnings (loss), net of AON Inc. taxes, after giving effect to the Class B Common Stock and Class B Prefunded Warrants that are exchanged into potential shares of Class A Common Stock, Public and Private Warrants that are liability classified, and Series A Preferred Stock, to the extent it is dilutive.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, “Financial instruments-Credit Losses” (“ASU 2016- 13”). ASU 2016-13 requires entities to report “expected” credit losses on financial instruments and other commitments to extend credit rather than the current “incurred loss” model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures relating to significant estimates and judgments used in estimating credit losses, as well as the credit quality. ASU 2016-13 is effective for the Company for annual reporting periods beginning after December 15, 2022. ASU 2016-13 was adopted by the Company effective January 1, 2023 with no material impact on the Company’s consolidated financial statements and related disclosures.
Recently Issued Accounting Pronouncements
In October 2021, the FASB issued ASU 2021-08, “Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which provides that an acquirer must recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. The guidance is effective for the Company for annual reporting periods beginning after December 15, 2023, with early adoption permitted. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements
On January 1, 2022, the Company adopted ASU 2016-02, “Leases” (Topic 842), using the modified retrospective approach for leases that existed on January 1, 2022. ASC 842 requires lessees to recognize assets and liabilities for most leases.
The Company elected to adopt the leasing package of practical expedients, which provides for not retroactively reassessing: i) any expired or existing contracts containing leases under the new definition of a lease; ii) the lease classification for any expired or existing leases; and iii) initial direct costs for any expired or existing leases. The Company also elected to adopt practical expedients around land easements and the combination of lease and non-lease components for its real estate leases. These practical expedients were applied consistently to all applicable leases.
Upon adoption of ASC 842, the Company recorded an initial adjustment to the opening balance sheet of $44.4 million to operating ROU assets, ($1.2) million to prepaid expenses and other current assets, $8.0 million to current portion of operating lease liabilities, $38.0 million to long-term operating lease liabilities, $2.5 million in ROU assets and lease liabilities related to the Company’s finance leases; and $2.8 million to other long-term liabilities. The impact of ASC 842 was not material to the Consolidated Statement of Operations and Comprehensive Income (Loss).
In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform”, which provides temporary optional guidance to companies impacted by the transition away from the London Interbank Offered Rate (“LIBOR”). The guidance provides certain expedients and exceptions to applying GAAP in order to lessen the potential accounting burden when contracts, hedging relationships, and other transactions that reference LIBOR as a benchmark rate are modified. The guidance is effective as of March 12, 2020 through December 31, 2022. In February 2022, the Company amended its PNC Loan Facility whereby it is no longer referenced to LIBOR as the benchmark rate. The Company has no other contracts or transactions benchmarked to LIBOR.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic740): Simplifying the Accounting for Income Taxes (ASU 2019-12), which simplifies the accounting for income taxes (Topic 740) by removing exceptions related to the incremental approach for intraperiod tax allocations, the requirement to recognize a deferred tax liability for certain equity method investments, the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary, and the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. The amendments in ASU 2019-12 also simplify the accounting for income taxes by requiring that an entity recognize a franchise tax that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination, specifying that an entity is not required to allocate deferred tax expense to a legal entity that is not subject to tax, requiring that an entity reflect the effect of an enacted change in tax laws or rates in the interim period that includes the enactment date, and minor codification improvements for income taxes related to employee stock ownership plans. The Company adopted the provisions of ASU 2019-12 effective January 1, 2022. The adoption of this pronouncement had no material impact on the Company’s consolidated financial statements.
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, “Financial instruments — Credit Losses” (“ASU 2016-13”). ASU 2016-13 requires entities to report “expected” credit losses on financial instruments and other commitments to extend credit rather than the current “incurred loss” model. These expected credit losses for financial assets held at the reporting date are to be based on historical experience, current conditions, and reasonable and supportable forecasts. This ASU will also require enhanced disclosures relating to significant estimates and judgments used in estimating credit losses, as well as the credit quality. ASU 2016-13 is effective for the Company for annual reporting periods beginning after December 15, 2022. The Company is currently evaluating the impact that this standard will have on the consolidated financial statements.
In October 2021, the FASB issued ASU 2021-08, “Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers”, which provides that an acquirer must recognize, and measure contract assets and contract liabilities acquired in a business combination in accordance with ASC 606. The guidance is effective for the Company for annual reporting periods beginning after December 15, 2023, with early adoption permitted. The Company does not expect the adoption of this standard to have a material impact on the Company’s consolidated financial statements and related disclosures.